Fair value of assets acquired and liabilities assumed of Mapi Group (Detail) - USD ($)		3 Months Ended
	Jul. 27, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Goodwill		$ 776,469,000		$ 769,058,000	$ 616,088,000
Cash outflows		$ 1,645,000	$ 0
Mapi Group [Member]
Business Acquisition [Line Items]
Cash	$ 19,649,000
Property, plant and equipment	3,410,000
Goodwill	128,595,000
Intangible assets	32,143,000
Accounts receivable	15,873,000
Unbilled revenue	8,484,000
Prepayments and other current assets	3,277,000
Other receivables	1,430,000
Income taxes receivable	4,262,000
Accounts payable	(2,994,000)
Payments on account	(31,237,000)
Other liabilities	(24,951,000)
Non-current other liabilities	(1,061,000)
Non-current deferred tax liability	(11,104,000)
Net assets acquired	145,776,000
Cash outflows	144,131,000
Working capital adjustment	1,645,000
Total consideration	$ 145,776,000